FINANCIAL ASSETS AND LIABILITIES - Termination of guarantees (Details) - USD ($) $ in Millions	Nov. 13, 2018	Jun. 30, 2017
2023 Notes
Bank loans and bonds
Interest rate	5.95%
Financial guarantee contracts | RUB Notes
Bank loans and bonds
Facility amount		$ 12,000
Interest rate		9.00%
Financial guarantee contracts | 2019 Notes
Bank loans and bonds
Facility amount		$ 600
Interest rate		5.20%
Financial guarantee contracts | 2023 Notes
Bank loans and bonds
Facility amount		$ 1,000
Interest rate		5.95%